As filed with the Securities and Exchange Commission on December 22, 2011
1933 Act File No. 333-30810
1940 Act File No. 811-09819

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 37 ☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 38 ☑
STATE STREET INSTITUTIONAL INVESTMENT TRUST
P.O. Box 5501, Boston, Massachusetts 02206
(Address of Principal Executive Offices)
(617) 662-1742
(Registrant’s Telephone Number)
David James, Secretary
State Street Bank and Trust Company
4 Copley Place, 5th floor
Boston, MA 02116
(Name and Address of Agent for Service)
Copy to:
Timothy W. Diggins, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600
It is proposed that this filing will become effective (check appropriate box):

☑ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 37 to the Registration Statement of the State Street Institutional Investment Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 36 on Form N-1A filed on December 9, 2011. This PEA No. 37 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 36 to the Trust’s Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, the Registrant, State Street Institutional Investment Trust (the “Trust”) certifies that it meets all of the requirements for effectiveness of this amendment to the Trust’s registration statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on this 22 day of December 2011.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
By:	/s/ James E. Ross
James E. Ross
President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 22 day of December 2011:

Signature	Title

/s/ James E. Ross

James E. Ross	Trustee and President (Principal Executive Officer)

/s/ Laura F. Dell

Laura F. Dell	Treasurer (Principal Financial and Accounting Officer)

*	Trustee
William L. Boyan

*	Trustee
Michael F. Holland

*	Trustee
Rina K. Spence

*	Trustee
Douglas T. Williams

* Attorney-in-fact:	/s/ David James
David James